Related parties	12 Months Ended
Dec. 31, 2018
Related parties
30 Related parties
Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions, or if another party controls both. The Group’s related parties include key management personnel, close family members of key management personnel and entities that are controlled, significantly influenced, or for which significant voting power is held, by key management personnel or their close family members. Key management personnel are those individuals having authority and responsibility for planning, directing and controlling the activities of the Group, that is, members of the Executive Board and the Board of Directors.
Banking relationships
The Group is a global financial services provider. Many of the members of the Executive Board and the Board of Directors, their close family members or companies associated with them maintain banking relationships with the Group. The Group or any of its banking subsidiaries may from time to time enter into financing and other banking agreements with companies in which current members of the Executive Board or the Board of Directors have a significant influence as defined by the SEC, such as holding executive and/or board level roles in these companies. With the exception of the transactions described below, relationships with members of the Executive Board or the Board of Directors and such companies are in the ordinary course of business and are entered into on an arm’s length basis. Also, unless otherwise noted, all loans to members of the Executive Board, members of the Board of Directors, their close family members or companies associated with them were made in the ordinary course of business, were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and did not involve more than the normal risk of collectability or present other unfavorable features. As of December 31, 2018, 2017 and 2016, there were no loan exposures to such related parties that were not made in the ordinary course of business and at prevailing market conditions.
Related party loans
Executive Board and Board of Directors loans
The majority of loans outstanding to members of the Executive Board and the Board of Directors are mortgages or loans against securities.
All mortgage loans to members of the Executive Board are granted either with variable or fixed interest rates over a certain period. Typically, mortgages are granted for periods of up to ten years. Interest rates applied are based on refinancing costs plus a margin, and interest rates and other terms are consistent with those applicable to other employees. Loans against securities are granted at interest rates and on terms applicable to such loans granted to other employees. The same credit approval and risk assessment procedures apply to members of the Executive Board as for other employees. Unless otherwise noted, all loans to members of the Executive Board were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and in consideration of the terms which apply to all Group employees. These loans did not involve more than the normal risk of collectability or present other unfavorable features. The highest loan outstanding to an Executive Board member was CHF 6 million to Helman Sitohang as of December 31, 2018.
Members of the Board of Directors with loans, including the Chairman of the Board of Directors, do not benefit from employee conditions, but are subject to conditions applied to clients with a comparable credit standing. Unless otherwise noted, all loans to members of the Board of Directors were made in the ordinary course of business and substantially on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons. Such loans did not involve more than the normal risk of collectability or present other unfavorable features.
Executive Board and Board of Directors loans
in	2018		2017	2016
Executive Board loans (CHF million)
Balance at beginning of period	26	[1]	25	26
Additions	8		3	6
Reductions	(1)		(2)	(7)
Balance at end of period	33	[1]	26	25
Board of Directors loans (CHF million)
Balance at beginning of period	11	[2]	10	8
Additions	0		1	3
Reductions	(1)		0	(1)
Balance at end of period	10	[2]	11	10
1 The number of individuals with outstanding loans at the beginning and the end of the year was eight.
2 The number of individuals with outstanding loans at the beginning and the end of the year was four.
Equity method investees loans
The Group or its subsidiaries grant loans to equity method investees in the normal course of business.
> Refer to “Note 40 – Significant subsidiaries and equity method investments” for a list of equity method investments.
Loans made by the Group or any subsidiaries to equity method investees
in	2018	2017	2016
Loans to equity method investees (CHF million)
Balance at beginning of period	173	173	135
Net borrowings/(repayments)	158	0	38
Balance at end of period	331	173	173
Other related party transactions
Tier 1 capital instruments
Beginning in February 2011, the Group entered into agreements with entities affiliated with Qatar Investment Authority (QIA) and The Olayan Group, each of which has significant holdings of Group shares and other Group financial products, to purchase tier 1 high-trigger capital instruments. The agreements were subsequently amended in 2012 and 2013.
In October 2018, the Group redeemed the following tier 1 high-trigger capital instruments:
– USD 1.725 billion 9.5%, held by an affiliate of The Olayan Group;
– USD 1.72 billion 9.5%, held by an affiliate of QIA; and
– CHF 2.5 billion 9.0%, held by an affiliate of QIA.
At the time of the original transaction, the Group determined that this was a material transaction and deemed QIA and The Olayan Group to be related parties of the Group’s then Board of Directors members Jassim Bin Hamad J.J. Al Thani and Aziz R.D. Syriani for purposes of evaluating the terms and corporate governance of the original transaction. At that time, the Board of Directors (except for Mr. Bin Hamad J.J. Al Thani and Mr. Syriani, who abstained from participating in the determination process) determined that the terms of the original transaction, given its size, the nature of the contingent capital instrument, for which there was no established market, and the terms of the notes issued and held by QIA and The Olayan Group, were fair. As of April 26, 2013 and April 28, 2017, respectively, Mr. Syriani and Mr. Bin Hamad J.J. Al Thani retired from the Board of Directors and no other person affiliated with The Olayan Group or with QIA has been elected as a member of the Board of Directors.
Other
In December 2018, a subsidiary of the Group executed a transaction with an affiliate to sell a minority interest in a trading platform for a gain of approximately USD 80 million.
Liabilities due to own pension plans
Liabilities due to the Group’s own defined benefit pension plans as of December 31, 2018 and 2017 of CHF 735 million and CHF 336 million, respectively, were reflected in various liability accounts in the Group’s consolidated balance sheets.

Bank
Related parties
29 Related parties
The Group owns all of the Bank’s outstanding voting registered shares. The Bank is involved in significant financing and other transactions with subsidiaries of the Group. The Bank generally enters into these transactions in the ordinary course of business and believes that these transactions are generally on market terms that could be obtained from unrelated third parties.
> Refer to “Note 30 – Related parties” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Related party assets and liabilities
end of	2018	2017
Assets (CHF million)
Net loans	5,305	4,100
Other assets	508	208
Total assets	5,813	4,308
Liabilities (CHF million)
Due to banks/customer deposits	1,338	1,141
Short-term borrowings	493	489
Long-term debt	23,456	15,612
Other liabilities	1,122	851
Total liabilities	26,409	18,093
Related party revenues and expenses
in	2018	2017		2016
Revenues (CHF million)
Interest and dividend income	10	2		(2)
Interest expense	(924)	(574)		(280)
Net interest income	(914)	(572)		(282)
Commissions and fees	87	46		41
Other revenues	72	67		119
Net revenues	(755)	(459)		(122)
Expenses (CHF million)
Total operating expenses	1,642	1,044	[1]	152
1 Prior period has been corrected.
Related party guarantees
end of	2018	2017
Guarantees (CHF million)
Credit guarantees and similar instruments	5	4
Total guarantees	5	4
Executive Board and Board of Directors loans
	2018		2017	2016
Loans to members of the Executive Board (CHF million)
Balance at beginning of period	26	[1]	25	26
Additions	8		3	6
Reductions	(1)		(2)	(7)
Balance at end of period	33	[1]	26	25
Loans to members of the Board of Directors (CHF million)
Balance at beginning of period	11	[2]	10	8
Additions	0		1	3
Reductions	(1)		0	(1)
Balance at end of period	10	[2]	11	10
1 The number of individuals with outstanding loans at the beginning and the end of the year was seven and eight, respectively.
2 The number of individuals with outstanding loans at the beginning and the end of the year was four.
Liabilities due to own pension plans
Liabilities due to the Bank’s own defined benefit pension plans as of December 31, 2018 and 2017 of CHF 735 million and CHF 336 million, respectively, were reflected in various liability accounts in the Bank’s consolidated balance sheets.